                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-4547

Exact name of registrant as specified in charter:

Voyageur Mutual Funds III

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2003

Item 1.  Reports to Stockholders

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

BLEND

Annual Report 2003
--------------------------------------------------------------------------------
            DELAWARE CORE EQUITY FUND


[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                12

-----------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                 14
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     15
-----------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Portfolio                                              Delaware Core Equity Fund
  MANAGEMENT REVIEW                                    May 9, 2003



Fund Managers

Michael T. Lee
Voyageur Asset Management, Inc.
Senior Portfolio Manager

Jerold L. Stodden
Voyageur Asset Management, Inc.
Senior Equity Portfolio Manager

Q: How did the Fund perform during the year and how did it fare versus the broad market?

A: Delaware Core Equity Fund suffered negative returns through the close of its fiscal year, although we have been encouraged that broad market performance turned more accommodating to stock investors this spring.

For the fiscal year ended April 30, 2003, Delaware Core Equity Fund returned -14.40% (Class A shares at net asset value with distributions reinvested), while the S&P 500 Index fell by -13.30%. The Fund did outperform its peer group, the Lipper Large-Cap Core Funds Average, which fell by -15.19% for the year.

Since we last reported at mid-fiscal year, performance for both the Fund and the market in general has been modestly higher. The Fund made slight progress during the fiscal second half, but those gains did not make up for the difficult environment we encountered when the market struggled last summer during our first half. In autumn's mid-term report, the market had just come through a weak six months, with the Fund losing slightly less ground than the S&P 500 Index. The S&P 500 Index actually gained +4.47% during the six-months ended April 30, 2003, while Delaware Core Equity Fund reaped a weaker but nonetheless positive +0.95% (Class A shares at net asset value with distributions reinvested).

To recap that fiscal second half, the broad market held steady through the end of 2002 after an October rally, but then drifted downward for several months until the war in Iraq brought stock investors out of their doldrums. Throughout the winter months, investors remained concerned about falling consumer confidence in the U.S. and a bleak earnings outlook for the first quarter of the new year. The start of the war cleared up some uncertainties for investors and seemed to ignite the market rally, which generally lasted through April's end despite marked volatility that was clearly driven by the day-to-day tone of war coverage.

As of fiscal year end, many question marks remained for the economy, which had yet to show clear signs of stronger growth in the first weeks following war in Iraq.

Q: Did you make any significant shifts in strategy that affected the Fund's performance?

A: The most notable changes in the portfolio made during recent months reflect our gradual tilt toward growth stocks in the portfolio. It now appears that October 9, 2002 may well have been the bottom of the long bear market, and growth stocks' return to favor could be viewed as evidence of a structural shift in the market. The three-month period ended March 31, 2003 marked the third quarter in a row in which growth outperformed value in the stock market. Value had generally been outperforming growth since the market turned downward in early 2000.

Total Return
For the period ended April 30, 2003                          One Year

Delaware Core Equity Fund-- Class A Shares                    -14.40%
Standard & Poor's 500 Index                                   -13.30%
Lipper Large-Cap Core Funds Average (974 funds)               -15.19%
---------------------------------------------------------------------
All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance for all Fund classes and a description of the index can be found on page 3. The Lipper Large-Cap Core Funds Average represents the average return of large capitalization mutual funds tracked by Lipper (Source: Lipper Inc). You cannot invest directly in an index. Past performance is not a guarantee of future results.

When stocks reached their lows in the summer and early autumn of last year, we believed that some sectors of the market had become attractively priced and began considering transactions that might bring down the average market cap in the Fund and also allow the portfolio more of a growth bias.

A good example of our shift toward growth is the stock of online auction company eBay, which was added to Delaware Core Equity Fund in December and contributed positively to performance. eBay, once a darling of momentum investors at the height of the market bubble, has proven to be a profitable, large-scale business enjoying real prospects for growth into new markets. eBay's recent initial successes in consolidating the used auto market suggest that the company may be able to groom markets that fall outside of classic retail channels.

Q: Were there other notable changes to the investment portfolio during the period?

A: Home Depot is another growth-oriented stock that we added during our fiscal second half after it became attractively priced, in our opinion. Home Depot's once-booming growth rate is falling off as the company's line of retail home stores matures and its opportunities for expansion become fewer geographically. Despite this natural process of moving toward slower growth, we like Home Depot's overall health and market position, and felt investors had punished the stock too much, providing us with a buying opportunity.

Q: Healthcare and pharmaceuticals is the Fund's largest sector. What has been your approach to the sector?

A: We have remained well diversified within the healthcare sector, often focusing on companies like Johnson & Johnson that enjoy diversified product lines. In recent months, we added both Quest Diagnostics and Pfizer -- the latter of which is the world's largest pharmaceutical company.

The two biggest stock positions in the Fund as of April 30, 2003 were healthcare companies Medtronic and Stryker. The stock of Medtronic, a market leader in cardiac devices and other medical equipment, struggled badly in the market downturn last August but has since rebounded and turned in positive overall performance during the fiscal year. Medical equipment supplier Stryker also turned in positive performance.

Q: Can you tell us about holdings that detracted from performance?

A: Detractors from performance during the year included a handful of poor-performing insurance stocks, including AMBAC Financial Group and American International. As of fiscal year end, our exposure to the insurance sector was just 8.77% of total net assets and we have maintained our positions in both AMBAC and American International.

Concord EFS, mentioned in our mid-year report as a poor performer with a generally bright outlook, was no longer a holding at fiscal year end and was a notable detractor from performance. The company's core business remains attractive, but our valuation of this software provider's stock changed during the period, as it was acquired by First Data.

Delaware Core Equity Fund
Top 10 Holdings
As of April 30, 2003

                                                                    Percentage
Company                         Sector                            of Net Assets
--------------------------------------------------------------------------------
   1. Medtronic                 Healthcare & Pharmaceuticals           3.60%
--------------------------------------------------------------------------------
   2. Stryker                   Healthcare & Pharmaceuticals           3.46%
--------------------------------------------------------------------------------
   3. Ecolab                    Chemicals                              3.39%
--------------------------------------------------------------------------------
   4. eBay                      Retail                                 3.32%
--------------------------------------------------------------------------------
   5. Sysco                     Food, Beverage & Tobacco               3.31%
--------------------------------------------------------------------------------
   6. AMBAC Financial Group     Insurance                              3.25%
--------------------------------------------------------------------------------
   7. Anheuser-Busch            Food, Beverage & Tobacco               3.17%
--------------------------------------------------------------------------------
   8. PepsiCo                   Food, Beverage & Tobacco               3.10%
--------------------------------------------------------------------------------
   9. Microsoft                 Computers & Technology                 3.05%
--------------------------------------------------------------------------------
  10. Aflac                     Insurance                              2.99%
--------------------------------------------------------------------------------

Delaware
  CORE EQUITY FUND

Fund Basics
As of April 30, 2003
-----------------------------------------------
Fund Objective:
The Fund seeks long-term capital appreciation.
-----------------------------------------------
Total Fund Net Assets:
$25.17 million
-----------------------------------------------
Number of Holdings:
40
-----------------------------------------------
Fund Start Date:
August 1, 1985
-----------------------------------------------
Your Fund Managers:
Michael T. Lee is the Chairman of the Large Cap Core Equity Committee and has served as a primary equity analyst for Voyageur Asset Management (VAM) Inc. Prior to joining VAM in 1993, he was a Strategic Systems Developer for Northwest Airlines. Mr. Lee earned a BA from DePauw University and an MBA from the University of Minnesota. He is also a CFA charterholder.

Jerold L. Stodden is a Senior Equity Portfolio Manager and a Vice President at VAM with 34 years of industry experience. Prior to joining VAM in 1999, he was a Director of Equity Research and equity analyst at Chicago Trust Company. He holds a BA from Western Michigan University, an MBA from Indiana University, and is a CFA charterholder.
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A  GRGSX
Class B  DVGSX
Class C  DVGRX

Fund Performance
Average Annual Total Returns
Through April 30, 2003           Lifetime   10 Years     Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 8/1/85)
Excluding Sales Charge           +10.30%      +5.84%       -4.84%     -14.40%
Including Sales Charge            +9.93%      +5.21%       -5.96%     -19.31%
--------------------------------------------------------------------------------
Class B (Est. 9/8/95)
Excluding Sales Charge            +3.66%                   -5.56%     -15.07%
Including Sales Charge            +3.66%                   -5.87%     -18.47%
--------------------------------------------------------------------------------
Class C (Est. 10/21/95)
Excluding Sales Charge            +3.14%                   -5.55%     -15.07%
Including Sales Charge            +3.14%                   -5.55%     -15.91%
--------------------------------------------------------------------------------

Returns reflect reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime (since 8/1/85), 10-year, five-year, and one-year periods ended April 30, 2003 for Delaware Core Equity Fund's Institutional Class were +10.41%, +6.03%, -4.62%, and -14.21%, respectively. The Institutional Class shares were first made available on August 29, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to August 29, 1997 for Delaware Core Equity Fund is based on Class A performance and was adjusted to eliminate the sales charge, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Core Equity Fund during the lifetime, 10-year, and five-year periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: VOGIX

Performance of a $10,000 Investment
April 30, 1993 through April 30, 2003

                Delaware Core Equity Fund --
                       Class A Shares                     S&P 500 Index
30-Apr-93                  $ 9,425                            $10,000
30-Apr-94                  $ 9,381                            $10,532
30-Apr-95                  $10,972                            $12,372
30-Apr-96                  $13,712                            $16,109
30-Apr-97                  $15,756                            $20,158
30-Apr-98                  $21,313                            $28,436
30-Apr-99                  $23,350                            $34,645
30-Apr-00                  $22,220                            $38,153
30-Apr-01                  $21,207                            $33,204
30-Apr-02                  $19,425                            $29,012
30-Apr-03                  $16,627                            $25,150

Chart assumes $10,000 invested on April 30, 1993 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, or holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Statement                                              Delaware Core Equity Fund
  OF NET ASSETS                                        April 30, 2003

                                                           Number of    Market
                                                            Shares      Value

Common Stock - 98.59%
Banking & Finance - 8.08%
  American Express                                           15,400   $  583,044
  Fannie Mae                                                  7,000      506,730
  MBNA                                                       27,500      519,750
  Mellon Financial                                           16,000      423,200
                                                                      ----------
                                                                       2,032,724
                                                                      ----------
Cable, Media & Publishing - 5.17%
  Gannett                                                     9,000      681,480
  Omnicom                                                    10,000      619,000
                                                                      ----------
                                                                       1,300,480
                                                                      ----------
Chemicals - 5.93%
  Ecolab                                                     16,700      853,203
  Praxair                                                    11,000      638,880
                                                                      ----------
                                                                       1,492,083
                                                                      ----------
Computers & Technology - 12.88%
 +Cisco Systems                                              44,000      661,760
 +Dell Computer                                              23,000      664,930
 +Fiserv                                                     18,000      529,920
 +Intuit                                                     16,000      620,480
  Microsoft                                                  30,000      767,100
                                                                      ----------
                                                                       3,244,190
                                                                      ----------
Electronics & Electrical Equipment - 6.67%
  Danaher                                                     9,000      620,820
  General Electric                                           17,800      524,210
  Intel                                                      29,000      533,600
                                                                      ----------
                                                                       1,678,630
                                                                      ----------
Energy - 6.25%
  ConocoPhillips                                             13,966      702,490
  Exxon Mobil                                                15,000      528,000
  Marathon Oil                                               15,000      341,550
                                                                      ----------
                                                                       1,572,040
                                                                      ----------
Food, Beverage & Tobacco - 9.58%
  Anheuser-Busch                                             16,000      798,080
  PepsiCo                                                    18,000      779,040
  Sysco                                                      29,000      833,170
                                                                      ----------
                                                                       2,410,290
                                                                      ----------
Healthcare & Pharmaceuticals - 18.48%
  Abbott Laboratories                                        13,000      528,190
  Cardinal Health                                            13,000      718,640
  Johnson & Johnson                                           9,000      507,240
  Medtronic                                                  19,000      907,060
  Pfizer                                                     19,000      584,250
 +Quest Diagnostics                                           9,000      537,750
  Stryker                                                    13,000      871,130
                                                                      ----------
                                                                       4,654,260
                                                                      ----------
Industrial Machinery - 2.45%
  Ingersoll-Rand Class A                                     14,000      617,120
                                                                      ----------
                                                                         617,120
                                                                      ----------

                                                          Number of     Market
                                                           Shares       Value

Common Stock (continued)
Insurance - 8.77%
  Aflac                                                    23,000   $   752,330
  AMBAC Financial Group                                    14,000       816,900
  American International                                   11,000       637,450
                                                                    -----------
                                                                      2,206,680
                                                                    -----------
Retail - 12.87%
 +eBay                                                      9,000       834,930
  Home Depot                                               23,000       646,990
 +Kohl's                                                   10,000       568,000
  Target                                                   18,000       601,920
  Walgreen                                                 19,000       586,340
                                                                    -----------
                                                                      3,238,180
                                                                    -----------
Telecommunications - 1.46%
  Verizon Communications                                    9,800       366,324
                                                                    -----------
                                                                        366,324
                                                                    -----------
Total Common Stock
  (cost $25,441,729)                                                 24,813,001
                                                                    -----------

Short-term Investments - 1.52%
  Dreyfus Tax Exempt Cash Management                      382,262       382,262
                                                                    -----------
Total Short-term Investments
  (cost $382,262)                                                       382,262
                                                                    -----------
Total Market Value of Securities - 100.11%
  (cost $25,823,991)                                                 25,195,263
Liabilities Net of Receivables and
  Other Assets - (0.11%)                                                (27,143)
                                                                    -----------
Net Assets Applicable to 1,416,317 Shares
  Outstanding - 100.00%                                             $25,168,120
                                                                    ===========
Net Asset Value - Delaware Core Equity Fund
  Class A ($19,079,778 / 1,059,604 Shares)                               $18.01
                                                                         ------
Net Asset Value - Delaware Core Equity Fund
  Class B ($3,869,156 / 228,148 Shares)                                  $16.96
                                                                         ------
Net Asset Value - Delaware Core Equity Fund
  Class C ($1,704,439 / 100,440 Shares)                                  $16.97
                                                                         ------
Net Asset Value - Delaware Core Equity Fund
  Institutional Class
  ($514,747 / 28,125 Shares)                                             $18.30
                                                                         ------

Statement                                              Delaware Core Equity Fund
  OF NET ASSETS (CONTINUED)


Components of Net Assets at April 30, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                                $29,105,490
Accumulated net realized loss on investments                         (3,308,642)
Net unrealized depreciation of investments                             (628,728)
                                                                    -----------
Total net assets                                                    $25,168,120
                                                                    ===========

+Non-income producing security for the year ended April 30, 2003.

Net Asset Value and Offering Price Per Share -
  Delaware Core Equity Fund
Net asset value Class A (A)                                              $18.01
Sales charge (5.75% of offering price or 6.11% of
  amount invested per share) (B)                                           1.10
                                                                         ------
Offering price                                                           $19.11
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                                             Delaware Core Equity Fund
  OF OPERATIONS                                       Year Ended April 30, 2003




Investment Income:
  Dividends                                              $299,318
  Interest                                                  5,176   $   304,494
                                                         --------   -----------

Expenses:
  Management fees                                         168,031
  Dividend disbursing and transfer agent fees
    and expenses                                          186,470
  Distribution expenses-Class A                            50,275
  Distribution expenses-Class B                            36,266
  Distribution expenses-Class C                            16,274
  Reports and statements to shareholders                   40,500
  Registration fees                                        26,000
  Accounting and administration fees                       11,643
  Trustees' fees                                            3,495
  Custodian fees                                            2,734
  Professional fees                                         2,375
  Other                                                     8,372
                                                         --------
                                                                        552,435
  Less expenses paid indirectly                                            (629)
                                                                    -----------
  Total operating expenses                                              551,806
                                                                    -----------
Net Investment Loss                                                    (247,312)
                                                                    -----------

Net Realized and Unrealized Loss on Investments:
  Net realized loss on investments                                   (2,719,261)
  Net change in unrealized appreciation/depreciation
    of investments                                                   (1,701,160)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                      (4,420,421)
                                                                    -----------

Net Decrease in Net Assets Resulting from Operations                $(4,667,733)
                                                                    ===========

See accompanying notes

Statements                                             Delaware Core Equity Fund
  OF CHANGES IN NET ASSETS

                                                                                      Year Ended

                                                                                4/30/03             4/30/02
Decrease in Net Assets from Operations:
  Net investment loss                                                        $  (247,312)        $  (162,558)
  Net realized loss on investments                                            (2,719,261)           (542,296)
  Net change in unrealized appreciation/depreciation of investments           (1,701,160)         (2,451,778)
                                                                             -----------         -----------
  Net decrease in net assets resulting from operations                        (4,667,733)         (3,156,632)
                                                                             -----------         -----------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                    2,633,972           3,014,561
    Class B                                                                    1,241,123             908,351
    Class C                                                                      543,156             517,934
    Institutional Class                                                           97,932             182,189
                                                                             -----------         -----------
                                                                               4,516,183           4,623,035
                                                                             -----------         -----------
  Cost of shares repurchased:
    Class A                                                                   (5,251,701)         (5,519,169)
    Class B                                                                     (833,764)         (1,172,254)
    Class C                                                                     (384,162)           (403,225)
    Institutional Class                                                         (141,758)         (1,389,792)
                                                                             -----------         -----------
                                                                              (6,611,385)         (8,484,440)
                                                                             -----------         -----------
Decrease in net assets derived from capital share transactions                (2,095,202)         (3,861,405)
                                                                             -----------         -----------
Net Decrease in Net Assets                                                    (6,762,935)         (7,018,037)

Net Assets:
  Beginning of year                                                           31,931,055          38,949,092
                                                                             -----------         -----------
  End of year                                                                $25,168,120         $31,931,055
                                                                             ===========         ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                      Delaware Core Equity Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year Ended
                                                                          4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                                      $21.040     $22.970      $26.490     $32.550      $31.830

Income (loss) from investment operations:
Net investment income (loss)(1)                                            (0.145)     (0.075)          --       0.157        0.075
Net realized and unrealized gain (loss) on investments                     (2.885)     (1.855)      (1.115)     (1.543)       2.790
                                                                          -------     -------      -------     -------      -------
Total from investment operations                                           (3.030)     (1.930)      (1.115)     (1.386)       2.865
                                                                          -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                                          --          --           --      (0.227)          --
Net realized gain on investments                                               --          --       (2.405)     (4.447)      (2.145)
                                                                          -------     -------      -------     -------      -------
Total dividends and distributions                                              --          --       (2.405)     (4.674)      (2.145)
                                                                          -------     -------      -------     -------      -------

Net asset value, end of period                                            $18.010     $21.040      $22.970     $26.490      $32.550
                                                                          =======     =======      =======     =======      =======

Total return(2)                                                           (14.40%)     (8.40%)      (4.56%)     (4.84%)       9.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $19,080     $25,381      $30,358     $35,759      $45,342
Ratio of expenses to average net assets                                     1.99%       1.54%        1.82%       1.56%        1.68%
Ratio of expenses to average net assets prior expenses paid indirectly      1.99%       1.54%       1.82%        1.56%       1.71%
Ratio of net investment income (loss) to average net assets                (0.81%)      0.35%)       0.00%       0.54%        0.25%
Ratio of net investment income (loss) to average net assets prior to
  expenses paid indirectly                                                 (0.81%)     (0.35%)       0.00%       0.54%        0.22%
Portfolio turnover                                                            24%         60%          67%         43%          36%

(1) The average shares outstanding method has been applied for per share information for the periods ended April 30, 2003, 2002, 2001, and 2000.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of the sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                      Delaware Core Equity Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year Ended
                                                                          4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                                      $19.970     $21.960      $25.610     $31.610      $31.200

Income (loss) from investment operations:
Net investment loss(1)                                                     (0.270)     (0.229)      (0.173)     (0.074)      (0.149)
Net realized and unrealized gain (loss) on investments                     (2.740)     (1.761)      (1.072)     (1.479)       2.704
                                                                          -------     -------      -------     -------      -------
Total from investment operations                                           (3.010)     (1.990)      (1.245)     (1.553)       2.555
                                                                          -------     -------      -------     -------      -------

Less dividends and distributions from:
Net realized gain on investments                                               --          --       (2.405)     (4.447)      (2.145)
                                                                          -------     -------      -------     -------      -------
Total dividends and distributions                                              --          --       (2.405)     (4.447)      (2.145)
                                                                          -------     -------      -------     -------      -------

Net asset value, end of period                                            $16.960     $19.970      $21.960     $25.610      $31.610
                                                                          =======     =======      =======     =======      =======

Total return(2)                                                           (15.07%)     (9.06%)      (5.28%)     (5.56%)       8.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                    $3,869      $4,088       $4,776      $5,558       $4,457
Ratio of expenses to average net assets                                     2.74%       2.29%        2.57%       2.31%        2.43%
Ratio of expenses to average net assets prior to expenses
  paid indirectly                                                           2.74%       2.29%        2.57%       2.31%        2.46%
Ratio of net investment loss to average net assets                         (1.56%)     (1.10%)      (0.75%)     (0.21%)      (0.50%)
Ratio of net investment loss to average net assets prior to
  expenses paid indirectly                                                 (1.56%)     (1.10%)      (0.75%)     (0.21%)      (0.53%)
Portfolio turnover                                                            24%         60%          67%         43%          36%

(1) The average shares outstanding method has been applied for per share information for the periods ended April 30, 2003, 2002, 2001, and 2000.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of the sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                      Delaware Core Equity Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year Ended
                                                                          4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                                      $19.980     $21.980      $25.630     $31.600      $31.190

Income (loss) from investment operations:
Net investment loss(1)                                                     (0.270)     (0.229)      (0.172)     (0.070)      (0.149)
Net realized and unrealized gain (loss) on investments                     (2.740)     (1.771)      (1.073)     (1.453)       2.704
                                                                          -------     -------      -------     -------      -------
Total from investment operations                                           (3.010)     (2.000)      (1.245)     (1.523)       2.555
                                                                          -------     -------      -------     -------      -------

Less dividends and distributions from:
Net realized gain on investments                                               --          --       (2.405)     (4.447)      (2.145)
                                                                          -------     -------      -------     -------      -------
Total dividends and distributions                                              --          --       (2.405)     (4.447)      (2.145)
                                                                          -------     -------      -------     -------      -------

Net asset value, end of period                                            $16.970     $19.980      $21.980     $25.630      $31.600
                                                                          =======     =======      =======     =======      =======

Total return(2)                                                           (15.07%)     (9.10%)      (5.27%)     (5.45%)       8.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                    $1,704      $1,810       $1,866      $1,942       $1,631
Ratio of expenses to average net assets                                     2.74%       2.29%        2.57%       2.31%        2.43%
Ratio of expenses to average net assets prior to expenses
  paid indirectly                                                           2.74%       2.29%        2.57%       2.31%        2.46%
Ratio of net investment loss to average net assets                         (1.56%)     (1.10%)      (0.75%)     (0.21%)      (0.50%)
Ratio of net investment loss to average net assets prior to
  expenses paid indirectly                                                 (1.56%)     (1.10%)      (0.75%)     (0.21%)      (0.53%)
Portfolio turnover                                                            24%         60%          67%         43%          36%

(1) The average shares outstanding method has been applied for per share information for the periods ended April 30, 2003, 2002, 2001, and 2000.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of the sales charge. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                Delaware Core Equity Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year Ended
                                                                          4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                                      $21.330     $23.230      $26.700     $32.840      $32.030

Income (loss) from investment operations:
Net investment income (loss)(1)                                            (0.100)     (0.020)       0.061       0.229        0.153
Net realized and unrealized gain (loss) on investments                     (2.930)     (1.880)      (1.126)     (1.547)       2.802
                                                                          -------     -------      -------     -------      -------
Total from investment operations                                           (3.030)     (1.900)      (1.065)     (1.318)       2.955
                                                                          -------     -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                                          --          --           --      (0.375)          --
Net realized gain on investments                                               --          --       (2.405)     (4.447)      (2.145)
                                                                          -------     -------      -------     -------      -------
Total dividends and distributions                                              --          --       (2.405)     (4.822)      (2.145)
                                                                          -------     -------      -------     -------      -------

Net asset value, end of period                                            $18.300     $21.330      $23.230     $26.700      $32.840
                                                                          =======     =======      =======     =======      =======

Total return(2)                                                           (14.21%)     (8.18%)      (4.32%)     (4.59%)       9.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                      $515        $651       $1,949      $1,467       $1,860
Ratio of expenses to average net assets                                     1.74%       1.29%        1.57%       1.31%        1.43%
Ratio of expenses to average net assets prior to expenses
  paid indirectly                                                           1.74%       1.29%        1.57%       1.31%        1.46%
Ratio of net investment income (loss) to average net assets                (0.56%)     (0.10%)       0.25%       0.79%        0.50%
Ratio of net investment income (loss) to average net assets prior to
  expenses paid indirectly                                                 (0.56%)     (0.10%)       0.25%       0.79%        0.47%
Portfolio turnover                                                            24%         60%          67%         43%          36%

(1) The average shares outstanding method has been applied for per share information for the periods ended April 30, 2003, 2002, 2001, and 2000.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                                  Delaware Core Equity Fund
  TO FINANCIAL STATEMENTS                              April 30, 2003


Voyageur Mutual Funds III (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Core Equity Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Core Equity Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Prior to November 18, 2002, the Class B contingent deferred sales charge declined from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Delaware Core Equity Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net capital gains, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 3, are deemed to have been paid by a Fund and received by shareholders on the earlier date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $620 for the year ended April 30,2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30,2003 were approximately $9. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess $2.5 billion.

DMC has entered into a sub-advisory agreement with Voyageur Asset Management, Inc. with respect to the management of the Fund. For the services provided, DMC pays Voyageur Asset Management, Inc. an annual fee. The Fund does not pay any fees directly to Voyageur Asset Management, Inc.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class B and C shares. No distribution expenses are paid by Institutional Class shares.

Notes                                                  Delaware Core Equity Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
At April 30,2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                   $8,186
Dividend disbursing, transfer agent fees, accounting
  fees and other expenses payable to DSC                   17,627
Other expenses payable to DMC and affiliates               10,178

For the year ended April 30, 2003, DDLP earned $3,213 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the year ended April 30, 2003, the Fund made purchases of $6,241,541 and sales of $9,319,648 of investment securities other than short-term investments.

At April 30, 2003, the cost of investments for federal income tax purposes was $25,851,717. At April 30, 2003, net unrealized depreciation was $656,454, of which $2,280,180 related to unrealized appreciation of investments and $2,936,634 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends and distributions paid during the years ended April 30, 2003 and 2002.

As of April 30, 2003, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                         $29,105,490
Capital loss carryforwards                             (2,020,812)
Post-October losses                                    (1,260,104)
Unrealized depreciation on investments                   (656,454)
                                                      -----------
Net Assets                                            $25,168,120
                                                      -----------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $12,904 expires in 2010 and $2,007,908 expires in 2011.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through April 30, 2003 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:

                                                                Year Ended
                                                            4/30/03     4/30/02
Shares sold:
  Class A                                                   147,473     138,192
  Class B                                                    73,466      43,917
  Class C                                                    32,400      25,130
  Institutional Class                                         5,399       8,270
                                                           --------    --------
                                                            258,738     215,509
                                                           --------    --------

Shares repurchased:
  Class A                                                  (294,170)   (253,523)
  Class B                                                   (50,076)    (56,638)
  Class C                                                   (22,573)    (19,423)
  Institutional Class                                        (7,802)    (61,647)
                                                           --------    --------
                                                           (374,621)   (391,231)
                                                           --------    --------
Net decrease                                               (115,883)   (175,722)
                                                           ========    ========

For the year ended April 30, 2003, 561 Class B shares were converted to 530 Class A shares valued at $9,328. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003 or at any time during the fiscal year.

Report
  OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Voyageur Mutual Funds III - Delaware Core Equity Fund

We have audited the accompanying statement of net assets of Delaware Core Equity Fund (the "Fund") as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Core Equity Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the 5 years in the period then ended, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP

Philadelphia, Pennsylvania
June 6, 2003

Delaware Investments Family of Funds
  BOARD OF DIRECTORS/TRUSTEES AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Officers and certain background and related information.

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen      Held by
and Birthdate                   Fund(s)               Served                Past 5 Years           by Trustee         Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   Jude to Driscoll(2)         Chairman and          3 Years -            Since August 2000,           89             None
   2005 Market Street          Trustee(5)         Executive Officer    Mr. Driscoll has served in
   Philadelphia, PA                                                    various executive capacities
        19103                                      Trustee as of         at different times at
                                                    May 15, 2003         Delaware Investments(1)
   March 10, 1963
                                                                        Senior Vice President and
                                                                    Director of Fixed-Income Process-
                                                                        Conseco Capital Management
                                                                         (June 1998-August 2000)

                                                                            Managing Director-
                                                                       NationsBanc Capital Markets
                                                                        (February 1996-June 1998)

   David K. Downes(3)           President,          10 Years -               Mr. Downes has            107     Director/President -
   2005 Market Street        Chief Executive      Executive Officer       served in various                      Lincoln National
   Philadelphia, PA             Officer,                                 executive capacities                 Convertible Securities
        19103                Chief Financial      4 Years - Trustee       at different times                        Fund, Inc.
                           Officer and Trustee                         at Delaware Investments
   January 8, 1940                                                                                             Director/President -
                                                                                                                 Lincoln National
                                                                                                                 Income Fund, Inc.

-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

   Walter P. Babich              Trustee              15 Years              Board Chairman -           107             None
   2005 Market Street                                              Citadel Constructors, Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927

   John H. Durham                Trustee             24 Years(4)           Private Investor            107            Trustee -
  2005 Market Street                                                                                             Abington Memorial
  Philadelphia, PA                                                                                                    Hospital
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation

   John A. Fry                   Trustee(5)           2 Years                 President -               89             None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen      Held by
and Birthdate                   Fund(s)               Served                Past 5 Years       by Trustee/Officer  Trustee/Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)


  Anthony D. Knerr               Trustee              10 Years        Founder/Managing Director -      107             None
 2005 Market Street                                                    Anthony Knerr & Associates
 Philadelphia, PA                                                       (Strategic Consulting)
      19103                                                                (1990 - Present)

   December 7, 1938

   Ann R. Leven                  Trustee              14 Years       Treasurer/Chief Fiscal Officer -  107             Director -
 2005 Market Street                                                        National Gallery of Art                  Systemax, Inc.
 Philadelphia, PA                                                              (1994 - 1999)
      19103                                                                                                        Director - Andy
                                                                                                                  Warhol Foundation
   November 1, 1940



   Thomas F. Madison             Trustee              9 Years                President/Chief           107            Director -
   2005 Market Street                                                      Executive Officer -                   CenterPoint Energy
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                 Director - Digital
                                                                            and Consulting)                         River Inc.
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                             Director - Rimage
                                                                                                                   Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.


   Janet L. Yeomans              Trustee              4 Years           Vice President/Mergers &       107             None
   2005 Market Street                                                Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.

-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS

   Richelle S. Maestro      Senior Vice President,    4 Years        Ms. Maestro has served in         107             None
   2005 Market Street           General Counsel                    various executive capacities
    Philadelphia, PA            and Secretary                         at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   Michael P. Bishof         Senior Vice President    7 Years          Mr. Bishof has served in        107             None
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962


(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager, distributor, accounting service provider and transfer agent.
(4) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(5) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Core Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Equity Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                       Contact Information
Walter P. Babich                            Jude T. Driscoll                          Investment Manager
Board Chairman                              Chairman                                  Delaware Management Company
Citadel Construction Corporation            Delaware Investments Family of Funds      Philadelphia, PA
King of Prussia, PA                         Philadelphia, PA
                                                                                      International Affiliate
David K. Downes                             Michael P. Bishof                         Delaware International Advisers Ltd.
President and Chief Executive Officer       Senior Vice President and Treasurer       London, England
Delaware Investments Family of Funds        Delaware Investments Family of Funds
Philadelphia, PA                            Philadelphia, PA                          Subadvisor
                                                                                      Voyageur Asset Management, Inc.
John H. Durham                              Richelle S. Maestro                       Minneapolis, MN
Private Investor                            Senior Vice President,
Gwynedd Valley, PA                          General Counsel and Secretary             National Distributor
                                            Delaware Investments Family of Funds      Delaware Distributors, L.P.
Anthony D. Knerr                            Philadelphia, PA                          Philadelphia, PA
Managing Director
Anthony Knerr & Associates                                                            Shareholder Servicing, Dividend
New York, NY                                                                          Disbursing and Transfer Agent
                                                                                      Delaware Service Company, Inc.
Ann R. Leven                                                                          2005 Market Street
Former Treasurer/Chief Fiscal Officer                                                 Philadelphia, PA 19103-7094
National Gallery of Art
Washington, DC                                                                        For Shareholders
                                                                                      800 523-1918
Thomas F. Madison
President and Chief Executive Officer                                                 For Securities Dealers and Financial
MLM Partners, Inc.                                                                    Institutions Representatives Only
Minneapolis, MN                                                                       800 362-7500

Janet L. Yeomans                                                                      Web site
Vice President/Mergers & Acquisitions                                                 www.delawareinvestments.com
3M Corporation
St. Paul, MN


(7810)                                                        Printed in the USA
AR-409 [4/03] VGR 6/03                                                     J9203

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

GROWTH-EQUITY

Annual Report 2003
--------------------------------------------------------------------------------

                          DELAWARE SELECT GROWTH FUND



[LOGO]
POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS
-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       4

  Statement of Operations                                       6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                12
-----------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                 14
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     15
-----------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Portfolio                                           Delaware Select Growth Fund
   MANAGEMENT REVIEW                                May 9, 2003



Fund Manager
Gerald S. Frey
Senior Portfolio Manager

Q: How did the Fund perform during the year and how did it fare versus the broad market?

A: The past fiscal year saw stocks continue the decline that started in March of 2000. The early part of the period was marked by continued concerns over the timing and pace of the economic rebound, as well as a loss of confidence in the quality of company's financial results because of well-publicized corporate scandals. The latter part of the year brought renewed optimism, however, as stocks rallied following the war with Iraq.

Delaware Select Growth Fund suffered losses as well for the year, returning -17.69% (Class A shares at net asset value with distributions reinvested) for the fiscal year ended April 30, 2003. The Fund's performance trailed the benchmark Russell 3000 Growth Index, which dropped -15.01% and fell slightly below the -17.17% return of the Lipper Multi-Cap Growth Funds Average. Losses for the year were nearly universal, as most sectors of the Russell 3000 Growth Index posted double-digit declines. Delaware Select Growth Fund's relative underperformance was concentrated in the early part of the fiscal year. The Fund outperformed the Russell 3000 Growth Index by more than six percentage points during the last six months of the year -- stemming from performance during the October-November rally.

Q: What strategies did you pursue given the challenging environment for stocks?

A: We are obviously pleased by the market's recent strength and were able to participate in the recent rally. Still, we see a return to the extraordinary gains of the late 1990's as unlikely. We took the March-April rally as an opportunity to harvest gains in those equities that we believe did not justify their current valuation. We remain committed, however, to holding onto those stocks that we perceive to be market leaders and which should benefit the most once overall economic activity fully recovers.

As long-term investors, we believe there is little opportunity to benefit from short-term volatility. We intend to remain focused on finding and acquiring those stocks that, in our opinion, should be market leaders once attention is shifted back to company fundamentals and overall economic conditions.

Q: Which of the Fund's holdings struggled during the fiscal year?

A: Charter Communications was one of the Fund's biggest contributors to negative performance during the year. Charter's decline was attributable in large part to questions over the reliability of the company's financial statements and concerns about the long-term viability in light of Adelphia Communications' troubles. We exited from our position in Charter Communications during the year.

We remain optimistic, however, concerning the long-term attractiveness of the cable industry. This optimism was rewarded by overall positive contributions from Comcast and Mediacom Communications, our two current cable-related holdings.

Technology stocks also suffered during the year as the substantial decline in overall capital spending continued.


Total Return
For the period ended April 30, 2003                          One Year
Delaware Select Growth Fund -- Class A Shares                -17.69%
Russell 3000 Growth Index                                    -15.01%
Lipper Multi-Cap Growth Funds Average (434 funds)            -17.17%
--------------------------------------------------------------------------------
All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Fund classes and a description of the index can be found on page 3. The Lipper Multi-Cap Growth Funds Average represents the average return of multi-cap mutual funds tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.

================================================================================
PORTFOLIO CHARACTERISTICS
As of April 30, 2003
--------------------------------------------------------------------------------
Beta*                                                                   1.57
--------------------------------------------------------------------------------
Average Price-to-Earnings Ratio**                                      18.39
--------------------------------------------------------------------------------
Median Market Capitalization                                   $3.09 billion
--------------------------------------------------------------------------------
Portfolio Turnover                                                       69%
--------------------------------------------------------------------------------

 *Beta is a measure of risk relative to the S&P 500 Index. A number less than
  1.0 means less historical price volatility than the Index. A number higher than 1.0 means more historical volatility.

**P/E is based on analysts' forward earnings estimates as reported by Thomson
  Financial/First Call.
================================================================================


Brocade Communications and Micrel were two technology-related companies that failed to deliver expected growth, and each declined substantially. We became concerned about the ability of Brocade to ultimately deliver strong growth in earnings and sales, and we eventually exited from the stock during the year. We remain optimistic about Micrel's long-term prospects and have maintained a position in this stock.

Q: Which holdings performed well during the difficult year?

A: Homebuilders and insurers were two areas that did well during the past year. Centex was the Fund's biggest positive contributor to performance during the year, as homebuilders continued to benefit from a low interest rate environment and delivered strong earnings and sales growth. Insurers, particularly those involved in property and casualty, benefited from a strong pricing environment. HCC Insurance Holdings was up for the year as a result of this trend.

Top 10 Holdings
As of April 30, 2003
                                                                  Percentage
Company                             Sector                       of Net Assets
-------------------------------------------------------------------------------
  1. Clear Channel                  Business Services                3.74%
     Communications
-------------------------------------------------------------------------------
  2. Cendant                        Business Services                3.41%
-------------------------------------------------------------------------------
  3. Kohl's                         Consumer Non-Durables            3.04%
-------------------------------------------------------------------------------
  4. HCC Insurance                  Insurance                        2.72%
     Holdings
-------------------------------------------------------------------------------
  5. IndyMac Bancorp                Banking & Finance                2.64%
-------------------------------------------------------------------------------
  6. PartnerRe                      Insurance                        2.63%
-------------------------------------------------------------------------------
  7. Mediacom                       Consumer Services                2.56%
     Communications
-------------------------------------------------------------------------------
  8. Amgen                          Healthcare & Pharmaceuticals     2.50%
-------------------------------------------------------------------------------
  9. Ambac                          Insurance                        2.47%
     Financial Group
-------------------------------------------------------------------------------
 10. Bed Bath & Beyond              Consumer Non-Durables            2.46%
-------------------------------------------------------------------------------

Delaware
   SELECT GROWTH FUND

Fund Basics
As of April 30, 2003
----------------------------------------------
Fund Objective:
The Fund seeks long-term capital appreciation.
----------------------------------------------
Total Fund Net Assets:
$597.57 million
----------------------------------------------
Number of Holdings:
67
----------------------------------------------
Fund Start Date:
May 16, 1994
----------------------------------------------
Your Fund Manager:
Gerald S. Frey, who leads the Delaware
Investments growth team, received a bachelor's
degree in economics from Bloomsburg
University and attended Wilkes College and New
York University. Prior to joining Delaware
Investments in 1996, he was a Senior Director
with Morgan Grenfell Capital Management in
New York, where he managed technology-
related stocks.
----------------------------------------------
Nasdaq Symbols:
Class A  DVEAX
Class B  DVEBX
Class C  DVECX


Fund Performance
Average Annual Total Returns
Through April 30, 2003                       Lifetime   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 5/16/94)
Excluding Sales Charge                        +10.57%      -2.69%      -17.69%
Including Sales Charge                         +9.84%      -3.83%      -22.43%
--------------------------------------------------------------------------------
Class B (Est. 4/16/96)
Excluding Sales Charge                         +9.24%      -3.44%      -18.33%
Including Sales Charge                         +9.24%      -3.85%      -21.60%
--------------------------------------------------------------------------------
Class C (Est. 5/20/94)
Excluding Sales Charge                         +9.74%      -3.42%      -18.27%
Including Sales Charge                         +9.74%      -3.42%      -19.09%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime (since 5/16/94), five-year, and one-year periods ended April 30, 2003 for Delaware Select Growth Fund's Institutional Class were +10.75%, -2.45%, and -17.50%, respectively. Institutional Class shares were first made available on August 28, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional class performance prior to August 28, 1997 is based on Class A performance and was adjusted to eliminate the sales charge, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: VAGGX

Performance of a $10,000 Investment
May 16, 1994 (Fund's inception) through April 30, 2003


                Delaware Select Growth
                 Fund - Class A Shares               Russell 3000 Growth Index
    5/31/94             $ 9,350                              $10,000
    4/31/95             $ 9,802                              $11,720
    4/31/96             $12,843                              $15,616
    4/31/97             $13,378                              $18,450
    4/31/98             $26,568                              $26,220
    4/31/99             $34,122                              $32,416
    4/31/00             $50,478                              $41,450
    4/31/01             $34,545                              $28,284
    4/31/02             $28,160                              $22,828
    4/31/03             $23,178                              $19,402


Chart assumes $10,000 invested on May 16, 1994 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. The chart also assumes $10,000 invested in the Russell 3000 Growth Index as of that month's end, May 31, 1994. After May 31, 1994, returns plotted on the chart were as of the last day of each month shown. The Russell 3000 Growth Index is a broad market index measuring performance of growth-oriented companies with a wide range of market capitalizations. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Statement                                          Delaware Select Growth Fund
  OF NET ASSETS                                    April 30, 2003

                                                        Number of      Market
                                                         Shares        Value

Common Stock - 96.62%
Banking & Finance - 9.31%
  City National                                           267,600   $11,017,092
  IndyMac Bancorp                                         708,500    15,785,380
  LaBranche & Co.                                         212,100     3,516,618
  Lehman Brothers Holdings                                173,800    10,944,186
  TCF Financial                                           279,200    11,056,320
  Webster Financial                                        87,600     3,288,504
                                                                    -----------
                                                                     55,608,100
                                                                    -----------
Business Services - 9.41%
+*Cendant                                               1,427,800    20,388,984
 +Clear Channel Communications                            571,400    22,347,454
  Manpower                                                220,200     7,240,176
 +United Rentals                                          608,400     6,266,520
                                                                    -----------
                                                                     56,243,134
                                                                    -----------
Consumer Durables - 5.22%
  Centex                                                  222,000    14,656,440
  D.R. Horton                                             365,300     8,657,610
 *Lennar                                                   87,000     4,718,880
 +WCI Communities                                         229,200     3,169,836
                                                                    -----------
                                                                     31,202,766
                                                                    -----------
Consumer Non-Durables - 12.76%
+*Amazon.com                                              164,000     4,701,880
 +Bed Bath & Beyond                                       372,600    14,721,426
  Gap                                                     488,100     8,117,103
 +Kohl's                                                  319,500    18,147,600
+*Krispy Kreme Doughnuts                                  337,200    10,952,256
  Lowe's Companies                                        235,000    10,314,150
 +Staples                                                 488,800     9,306,752
                                                                    -----------
                                                                     76,261,167
                                                                    -----------
Consumer Services - 12.31%
 +Brinker International                                   355,150    11,276,013
 +Comcast Special Class A                                 387,100    11,636,226
  Darden Restaurants                                      315,600     5,526,156
  Landry's Restaurants                                    384,700     7,193,890
 *Marriott International Class A                          180,500     6,481,755
 +Mediacom Communications                               1,528,900    15,273,711
 *Royal Caribbean Cruises                                 542,800    10,079,796
 +Westwood One                                            174,900     6,104,010
                                                                    -----------
                                                                     73,571,557
                                                                    -----------
Energy - 1.41%
 *Devon Energy                                             59,600     2,816,100
 +Noble                                                   180,800     5,595,760
                                                                    -----------
                                                                      8,411,860
                                                                    -----------
Healthcare & Pharmaceuticals - 16.99%
  Allergan                                                123,600     8,682,900
 +Amgen                                                   243,300    14,916,722
+*Conceptus                                             1,013,500    10,570,805
 +Enzon                                                   581,700     7,980,924
 +IntraBiotics Pharmaceuticals                            101,175       192,233
  Johnson & Johnson                                       118,000     6,650,480
 +Medimmune                                               168,900     5,957,103
  Merck & Co.                                             126,000     7,330,680

                                                        Number of      Market
                                                         Shares        Value

Common Stock (continued)
Healthcare & Pharmaceuticals (continued)
 +Nektar Therapeutics                                     832,600  $  6,677,452
 +Pain Therapeutics                                     2,138,500     6,885,970
  Pfizer                                                  299,500     9,209,625
 +Protein Design Labs                                     869,300     8,632,149
 +Wellpoint Health Networks                               103,400     7,852,196
                                                                   ------------
                                                                    101,539,239
                                                                   ------------
Insurance - 14.00%
  Ambac Financial Group                                   253,300    14,780,055
  Berkley (W.R.)                                          256,400    11,907,216
  Fidelity National Financial                             247,000     8,496,800
  First American Financial                                217,400     5,761,100
  HCC Insurance Holdings                                  590,200    16,230,500
 *PartnerRe                                               293,900    15,723,650
  RenaissanceRe Holdings                                  147,800     6,546,062
  XL Capital Limited Class A                               51,400     4,230,220
                                                                   ------------
                                                                     83,675,603
                                                                   ------------
Technology - 14.41%
 +Analog Devices                                          439,400    14,552,928
 +Applied Micro Circuits                                1,416,600     6,346,368
 +Ciena                                                   523,589     2,549,878
+*Emulex                                                  245,500     5,030,295
 +EOS International                                     3,735,100       974,861
  Henry (Jack) & Associates                               455,100     5,929,953
  Linear Technology                                       250,900     8,648,523
 +Micrel                                                  554,100     6,488,511
 +Network Appliance                                       668,900     8,882,992
 +Novellus Systems                                        210,000     5,888,400
 +Quest Software                                          804,100     8,603,870
 +Xilinx                                                  449,600    12,170,672
                                                                   ------------
                                                                     86,067,251
                                                                   ------------
Transportation - 0.80%
  Arkansas Best                                           189,700     4,808,895
                                                                   ------------
                                                                      4,808,895
                                                                   ------------
Total Common Stock
  (cost $595,216,420)                                               577,389,572
                                                                   ------------
                                                       Principal
                                                        Amount
Federal Agency (Discount Notes) - 2.59%
  Fannie Mae 1.17% 5/1/03                              $7,625,000     7,625,000
  Freddie Mac 1.19% 5/6/03                              7,855,000     7,853,713
                                                                   ------------
Total Federal Agency (Discount Notes)
  (cost $15,478,713)                                                 15,478,713
                                                                   ------------

Statement                                           Delaware Select Growth Fund
  OF NET ASSETS (CONTINUED)


Total Market Value of Securities - 99.21%
  (cost $610,695,133)                                              $592,868,285
Short Term Investments held as Collateral
  for Loaned Securities - 6.61%
  (cost $39,491,214)++                                               39,491,214
Obligation to Return Securities Lending
  Collateral - (6.61%)++                                            (39,491,214)
Receivables and Other Assets
  Net of Liabilities - 0.79%                                          4,701,200
                                                                   ------------
Net Assets Applicable to 37,314,364
Shares Outstanding - 100.00%                                       $597,569,485
                                                                   ============

Net Asset Value - Delaware Select Growth
  Fund Class A ($208,395,348 / 12,479,239 Shares)                        $16.70
                                                                         ------
Net Asset Value - Delaware Select Growth
  Fund Class B ($257,541,700 / 16,515,011 Shares)                        $15.59
                                                                         ------
Net Asset Value - Delaware Select Growth
  Fund Class C ($95,552,082 / 6,193,979 Shares)                          $15.43
                                                                         ------
Net Asset Value - Delaware Select Growth
  Fund Institutional Class
  ($36,080,355 / 2,126,135 Shares)                                       $16.97
                                                                         ------

Components of Net Assets at April 30, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                             $1,440,987,304
Accumulated net realized loss on investments                       (825,590,971)
Net unrealized depreciation of investments                          (17,826,848)
                                                                 --------------
Total net assets                                                 $  597,569,485
                                                                 ==============

+Non-income producing security for the year ended April 30, 2003.

++See Note 7 in "Notes to Financial Statements".

*Security is fully or partially on loan.

Net Asset Value and Offering Price per Share -
  Delaware Select Growth Fund
Net asset value Class A (A)                                              $16.70
Sales charge (5.75% of offering price,
  or 6.11% of amount invested per share) (B)                               1.02
                                                                         ------
Offering price                                                           $17.72
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

Statement                                           Delaware Select Growth Fund
   OF OPERATIONS                                    Year Ended April 30, 2003



Investment Income:
  Dividends                                           $3,417,629
  Interest                                               458,330
  Security lending income                                 17,455   $  3,893,414
                                                      ----------   ------------

Expenses:
  Management fees                                      4,971,458
  Distribution expenses -- Class A                       579,146
  Distribution expenses -- Class B                     2,889,394
  Distribution expenses -- Class C                     1,113,985
  Dividend disbursing and transfer agent fees and
    expenses                                           4,528,694
  Reports and statements to shareholders                 462,696
  Accounting and administration expenses                 302,302
  Professional fees                                       72,825
  Custodian fees                                          42,633
  Registration fees                                       35,808
  Trustees' fees                                          28,952
  Other                                                  226,310     15,254,203
                                                       ---------
  Less expenses absorbed or waived                                   (2,219,750)
  Less expenses paid indirectly                                         (18,213)
                                                                  -------------
  Total operating expenses                                           13,016,240
                                                                  -------------
Net Investment Loss                                                  (9,122,826)
                                                                  -------------

Net Realized and Unrealized Loss on Investments:

  Net realized loss on investments                                 (136,078,996)
  Net change in unrealized appreciation/depreciation
    of investments                                                  (38,859,699)
                                                                  -------------
Net Realized and Unrealized Loss on Investments                    (174,938,695)
                                                                  -------------

Net Decrease in Net Assets Resulting from Operations              $(184,061,521)
                                                                  =============

See accompanying notes

Statements                                           Delaware Select Growth Fund
  OF CHANGES IN NET ASSETS


                                                                                         Year Ended
                                                                              4/30/03                  4/30/02
Decrease in Net Assets from Operations:
 Net investment loss                                                       $  (9,122,826)           $  (15,146,908)
 Net realized loss on investments                                           (136,078,996)             (195,105,184)
 Net change in unrealized appreciation/depreciation of investments           (38,859,699)              (38,676,805)
                                                                           -------------            --------------
 Net decrease in net assets resulting from operations                       (184,061,521)             (248,928,897)
                                                                           -------------            --------------

Capital Share Transactions:
 Proceeds from shares sold:
   Class A                                                                    40,791,531                85,294,801
   Class B                                                                    14,055,201                51,031,068
   Class C                                                                    10,150,138                27,694,723
   Institutional Class                                                        27,161,082                25,529,999
                                                                           -------------            --------------
                                                                              92,157,952               189,550,591
                                                                           -------------            --------------
 Cost of shares repurchased:
  Class A                                                                   (104,341,837)             (143,086,455)
  Class B                                                                    (97,967,081)             (108,050,349)
  Class C                                                                    (49,204,016)              (64,827,282)
  Institutional Class                                                        (33,391,062)              (13,041,411)
                                                                           -------------            --------------
                                                                            (284,903,996)             (329,005,497)
                                                                           -------------            --------------
Decrease in net assets derived from capital share transactions              (192,746,044)             (139,454,906)
                                                                           -------------            --------------
Net Decrease in Net Assets                                                  (376,807,565)             (388,383,803)

Net Assets:
 Beginning of year                                                           974,377,050             1,362,760,853
                                                                           -------------            --------------
 End of year                                                               $ 597,569,485            $  974,377,050
                                                                           =============            ==============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Select Growth Fund Class A
                                                                                     Year Ended
                                                              4/30/03      4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                          $ 20.290    $ 24.890     $ 36.380    $ 25.910     $ 20.570

Income (loss) from investment operations:
Net investment loss(1)                                          (0.147)     (0.193)      (0.302)     (0.294)      (0.203)
Net realized and unrealized gain (loss) on investments          (3.443)     (4.407)     (11.188)     12.393        5.910
                                                              --------    --------     --------    --------     --------
Total from investment operations                                (3.590)     (4.600)     (11.490)     12.099        5.707
                                                              --------    --------     --------    --------     --------

Less dividends and distributions from:
Net realized gain on investments                                    --          --           --      (1.049)      (0.367)
In excess of net realized gain on investments                       --          --           --      (0.580)          --
                                                              --------    --------     --------    --------     --------
Total dividends and distributions                                   --          --           --      (1.629)      (0.367)
                                                              --------    --------     --------    --------     --------

Net asset value, end of period                                $ 16.700    $ 20.290     $ 24.890    $ 36.380     $ 25.910
                                                              ========    ========     ========    ========     ========

Total return(2)                                                (17.69%)    (18.48%)     (31.57%)     47.93%       28.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $208,395    $333,172     $475,767    $632,036     $135,865
Ratio of expenses to average net assets                          1.50%       1.45%        1.37%       1.29%        1.67%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly       1.83%       1.50%        1.38%       1.29%        2.06%
Ratio of net investment loss to average net assets              (0.92%)     (0.86%)      (0.90%)     (0.85%)      (0.95%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly      (1.25%)     (0.91%)      (0.91%)     (0.85%)      (1.34%)
Portfolio turnover                                                 69%        127%         156%        183%         313%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Select Growth Fund Class B
                                                                                    Year Ended
                                                               4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                          $ 19.090     $23.600      $34.740     $24.990     $ 20.000

Income (loss) from investment operations:
Net investment loss(1)                                          (0.259)     (0.340)      (0.521)     (0.544)      (0.350)
Net realized and unrealized gain (loss) on investments          (3.241)     (4.170)     (10.619)     11.923        5.707
                                                              --------    --------     --------    --------     --------
Total from investment operations                                (3.500)     (4.510)     (11.140)     11.379        5.357
                                                              --------    --------     --------    --------     --------

Less dividends and distributions from:
Net realized gain on investments                                    --          --           --      (1.049)      (0.367)
In excess of net realized gain on investments                       --          --           --      (0.580)          --
                                                              --------    --------     --------    --------     --------
Total dividends and distributions                                   --          --           --      (1.629)      (0.367)
                                                              --------    --------     --------    --------     --------

Net asset value, end of period                                $ 15.590    $ 19.090     $ 23.600    $ 34.740     $ 24.990
                                                              ========    ========     ========    ========     ========

Total return(2)                                                (18.33%)    (19.11%)     (32.07%)     46.82%       27.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $257,542    $421,578     $588,152    $674,810     $103,299
Ratio of expenses to average net assets                          2.25%       2.20%        2.12%       2.04%        2.42%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly       2.58%       2.25%        2.13%       2.04%        2.81%
Ratio of net investment loss to average net assets              (1.67%)     (1.61%)      (1.65%)     (1.60%)      (1.70%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly      (2.00%)     (1.66%)      (1.66%)     (1.60%)      (2.09%)
Portfolio turnover                                                 69%        127%         156%        183%         313%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Select Growth Fund Class C
                                                                                      Year Ended
                                                              4/30/03      4/30/02      4/30/01      4/30/00     4/30/99
Net asset value, beginning of period                          $18.890     $ 23.350      $34.370     $24.740     $ 19.800

Income (loss) from investment operations:
Net investment loss(1)                                         (0.258)      (0.337)      (0.517)     (0.555)      (0.345)
Net realized and unrealized gain (loss) on investments         (3.202)      (4.123)     (10.503)     11.814        5.652
                                                              -------     --------     --------    --------     --------
Total from investment operations                               (3.460)      (4.460)     (11.020)     11.259        5.307
                                                              -------     --------     --------    --------     --------

Less dividends and distributions from:
Net realized gain on investments                                   --           --           --      (1.049)      (0.367)
In excess of net realized gain on investments                      --           --           --      (0.580)          --
                                                              -------     --------     --------    --------     --------
Total dividends and distributions                                  --           --           --      (1.629)      (0.367)
                                                              -------     --------     --------    --------     --------

Net asset value, end of period                                $15.430     $ 18.890     $ 23.350    $ 34.370     $ 24.740
                                                              =======     ========     ========    ========     ========

Total return(2)                                               (18.27%)     (19.14%)     (32.06%)     46.86%       27.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $95,552     $166,246     $248,685    $304,078      $32,235
Ratio of expenses to average net assets                         2.25%        2.20%        2.12%       2.04%        2.42%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      2.58%        2.25%        2.13%       2.04%        2.81%
Ratio of net investment loss to average net assets             (1.67%)      (1.61%)      (1.65%)     (1.60%)      (1.70%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (2.00%)      (1.66%)      (1.66%)     (1.60%)      (2.09%)
Portfolio turnover                                                69%         127%         156%        183%         313%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Select Growth Fund Institutional Class
                                                                                      Year Ended
                                                              4/30/03     4/30/02      4/30/01     4/30/00      4/30/99
Net asset value, beginning of period                          $20.570     $25.170      $ 36.690    $26.060      $20.640

Income (loss) from investment operations:
Net investment loss(1)                                         (0.106)     (0.139)      (0.220)     (0.196)      (0.155)
Net realized and unrealized gain (loss) on investments         (3.494)     (4.461)      (11.300)    12.455        5.942
                                                              -------     -------      --------    -------      -------
Total from investment operations                               (3.600)     (4.600)      (11.520)    12.259        5.787
                                                              -------     -------      --------    -------      -------

Less dividends and distributions from:
Net realized gain on investments                                   --          --            --     (1.049)      (0.367)
In excess of net realized gain on investments                      --          --            --     (0.580)          --
                                                              -------     -------      --------    -------      -------
Total dividends and distributions                                  --          --            --     (1.629)      (0.367)
                                                              -------     -------      --------    -------      -------

Net asset value, end of period                                $16.970     $20.570      $ 25.170    $36.690      $26.060
                                                              =======     =======      ========    =======      =======

Total return(2)                                               (17.50%)    (18.28%)      (31.38%)    48.29%       28.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $36,080     $53,381      $ 50,157    $58,967      $17,737
Ratio of expenses to average net assets                         1.25%       1.20%         1.12%      1.04%        1.42%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.58%       1.25%         1.13%      1.04%        1.81%
Ratio of net investment loss to average net assets             (0.67%)     (0.61%)       (0.65%)    (0.60%)      (0.70%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly     (1.00%)     (0.66%)       (0.66%)    (0.60%)      (1.09%)
Portfolio turnover                                                69%        127%          156%       183%         313%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

                                                     Delaware Select Growth Fund
Notes                                                April 30, 2003
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds III (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Core Equity Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Prior to November 18, 2002, the Class B contingent deferred sales charge declined from 5% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually and will distribute net capital gains, if any, annually.

In addition, in order to satisfy certain distribution requirement of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $16,155 for the year ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2003 were approximately $2,058. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through December 31, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by the Institutional Class shares.

At April 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $113,989
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC            426,034
Other expenses payable to DMC and affiliates               33,559

Notes                                                Delaware Select Growth Fund
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates (continued)
For the year ended April 30, 2003, DDLP earned $15,047 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the year ended April 30, 2003, the Fund made purchases of $453,768,874 and sales of $634,123,809 of investment securities other than U.S. government securities and short-term investments.

At April 30, 2003, the cost of investments for federal income tax purposes was $636,646,923. At April 30, 2003, the net unrealized depreciation was $43,778,638 of which $52,289,348 related to unrealized appreciation of investments and $96,067,986 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. During the years ended April 30, 2003 and 2002, there were no dividends or distributions paid.

As of April 30, 2003, the components of net assets on a tax basis were as follows:
   Shares of beneficial interest                      $1,440,987,304
   Capital loss carryforwards                           (749,344,640)
   Post-October losses                                   (50,294,541)
   Unrealized depreciation of investments                (43,778,638)
                                                      --------------
   Net assets                                           $597,569,485
                                                      ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $96,071,647 expires in 2009, $470,062,416 expires in 2010 and $183,210,577 expires in 2011.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through April 30, 2003 that, in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:

                                                         Year Ended
                                                    4/30/03     4/30/02
Shares sold:
  Class A                                          2,523,282   3,848,639
  Class B                                            911,458   2,396,103
  Class C                                            666,563   1,313,537
  Institutional Class                              1,632,327   1,193,738
                                                   ---------   ---------
                                                   5,733,630   8,752,017
                                                   ---------   ---------

Shares repurchased:
  Class A                                         (6,464,267)    (6,541,406)
  Class B                                         (6,478,412)    (5,236,524)
  Class C                                         (3,275,570)    (3,162,617)
  Institutional Class                             (2,101,533)      (591,103)
                                                  ----------     ----------
                                                 (18,319,782)   (15,531,650)
                                                  ----------     ----------
Net decrease                                     (12,586,152)    (6,779,633)
                                                  ==========     ==========

For the years ended April 30, 2003 and 2002, 27,504 Class B shares were converted to 25,761 Class A shares valued at $402,609 and 617 Class B shares were converted to 582 Class A shares valued at $12,739, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the previous table and the Statements of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003, or at any time during the year.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in the Mellon GSL DBT II Collateral Fund, (Collateral Fund), a collective investment vehicle to be utilized by Mellon for the purpose of investment and reinvestment of cash collateral on behalf of its clients in its securities lending program. The Collateral Fund invests in high quality short-term investments with a weighted average maturity not to exceed 90 days. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At April 30, 2003, the market value of the securities on loan and the Fund's investment in the Collateral Fund were $38,059,410 and $39,491,214, respectively.

8. Credit and Market Risk
The Fund invests a significant portion of its assets in small-and medium-sized companies and may be subject to certain risks associated with ownership of securities of small-and medium-sized companies. Investments in small-and medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Report
  OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Voyageur Mutual Funds III - Delaware Select Growth Fund

We have audited the accompanying statement of net assets of Delaware Select Growth Fund (the "Fund") as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Select Growth Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Philadelphia, Pennsylvania
June 6, 2003

Delaware Investments Family of Funds
BOARD OF DIRECTORS/TRUSTEES AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Officers and certain background and related information.

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen      Held by
and Birthdate                   Fund(s)               Served                Past 5 Years           by Trustee         Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   Jude to Driscoll(2)         Chairman and          3 Years -            Since August 2000,           89             None
   2005 Market Street          Trustee(5)         Executive Officer    Mr. Driscoll has served in
   Philadelphia, PA                                                    various executive capacities
        19103                                      Trustee as of         at different times at
                                                    May 15, 2003         Delaware Investments(1)
   March 10, 1963
                                                                        Senior Vice President and
                                                                    Director of Fixed-Income Process-
                                                                        Conseco Capital Management
                                                                         (June 1998-August 2000)

                                                                            Managing Director-
                                                                       NationsBanc Capital Markets
                                                                        (February 1996-June 1998)

   David K. Downes(3)           President,          10 Years -               Mr. Downes has            107     Director/President -
   2005 Market Street        Chief Executive      Executive Officer       served in various                      Lincoln National
   Philadelphia, PA             Officer,                                 executive capacities                 Convertible Securities
        19103                Chief Financial      4 Years - Trustee       at different times                        Fund, Inc.
                           Officer and Trustee                         at Delaware Investments
   January 8, 1940                                                                                             Director/President -
                                                                                                                 Lincoln National
                                                                                                                 Income Fund, Inc.

INDEPENDENT TRUSTEES

   Walter P. Babich              Trustee              15 Years              Board Chairman -           107             None
   2005 Market Street                                              Citadel Constructors, Corporation
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927

   John H. Durham                Trustee             24 Years(4)           Private Investor            107            Trustee -
  2005 Market Street                                                                                             Abington Memorial
  Philadelphia, PA                                                                                                    Hospital
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation

   John A. Fry                   Trustee(5)           2 Years                 President -               89             None
 2005 Market Street                                                    Franklin & Marshall College
 Philadelphia, PA                                                        (June 2002 - Present)
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)

                                                                             Principal             Number of           Other
   Name,                      Position(s)                                   Occupation(s)      Portfolios in Fund   Directorships
  Address                      Held with          Length of Time               During           Complex Overseen      Held by
and Birthdate                   Fund(s)               Served                Past 5 Years       by Trustee/Officer  Trustee/Officer
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)


  Anthony D. Knerr               Trustee              10 Years        Founder/Managing Director -      107             None
 2005 Market Street                                                    Anthony Knerr & Associates
 Philadelphia, PA                                                       (Strategic Consulting)
      19103                                                                (1990 - Present)

   December 7, 1938

   Ann R. Leven                  Trustee              14 Years       Treasurer/Chief Fiscal Officer -  107             Director -
 2005 Market Street                                                        National Gallery of Art                  Systemax, Inc.
 Philadelphia, PA                                                              (1994 - 1999)
      19103                                                                                                        Director - Andy
                                                                                                                  Warhol Foundation
   November 1, 1940



   Thomas F. Madison             Trustee              9 Years                President/Chief           107            Director -
   2005 Market Street                                                      Executive Officer -                   CenterPoint Energy
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                 Director - Digital
                                                                            and Consulting)                         River Inc.
                                                                        (January 1993 - Present)
   February 25, 1936                                                                                             Director - Rimage
                                                                                                                   Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.


   Janet L. Yeomans              Trustee              4 Years           Vice President/Mergers &       107             None
   2005 Market Street                                                Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.

OFFICERS

   Richelle S. Maestro      Senior Vice President,    4 Years        Ms. Maestro has served in         107             None
   2005 Market Street           General Counsel                    various executive capacities
    Philadelphia, PA            and Secretary                         at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   Michael P. Bishof         Senior Vice President    7 Years          Mr. Bishof has served in        107             None
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962


(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Downes is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager, distributor, accounting service provider and transfer agent.
(4) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(5) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                        Affiliated Officers                     Contact Information
Walter P. Babich                         Jude T. Driscoll                        Investment Manager
Board Chairman                           Chairman                                Delaware Management Company
Citadel Construction Corporation         Delaware Investments Family of Funds    Philadelphia, PA
King of Prussia, PA                      Philadelphia, PA
                                                                                 International Affiliate
David K. Downes                          Michael P. Bishof                       Delaware International Advisers Ltd.
President and Chief Executive Officer    Senior Vice President and Treasurer     London, England
Delaware Investments Family of Funds     Delaware Investments Family of Funds
Philadelphia, PA                         Philadelphia, PA                        National Distributor
                                                                                 Delaware Distributors, L.P.
John H. Durham                           Richelle S. Maestro                     Philadelphia, PA
Private Investor                         Senior Vice President,
Gwynedd Valley, PA                       General Counsel and Secretary           Shareholder Servicing, Dividend
                                         Delaware Investments Family of Funds    Disbursing and Transfer Agent
Anthony D. Knerr                         Philadelphia, PA                        Delaware Service Company, Inc.
Managing Director                                                                2005 Market Street
Anthony Knerr & Associates                                                       Philadelphia, PA 19103-7094
New York, NY
                                                                                 For Shareholders
Ann R. Leven                                                                     800 523-1918
Former Treasurer/Chief Fiscal Officer
National Gallery of Art                                                          For Securities Dealers and Financial
Washington, DC                                                                   Institutions Representatives Only
                                                                                 800 362-7500
Thomas F. Madison
President and Chief Executive Officer                                            Web site
MLM Partners, Inc.                                                               www.delawareinvestments.com
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


(7801)                                                        Printed in the USA
AR-316 [4/03] VGR 6/03                                                     J9202

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.


Item 4.  Principal Accountant Fees and Services

         Not applicable.


Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]


Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in ensuring that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Exhibits

(a)  Code of Ethics

     Not applicable.

(b) (1) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Voyageur Mutual Funds III

By:     David K. Downes
Title:  President
Date:   July 9, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     David K. Downes
Title:  President
Date:   July 9, 2003

By:     Michael P. Bishof
Title:  Treasurer
Date:   July 9, 2003